Cash Flow Information Changes in Liabilities from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	$ 4,150	$ 3,575
Cash issuances	173	1,153
Repayments and dividends paid	(301)	(706)
New leases	1	16
Dividends declared	90	107
Foreign exchange impact	(39)	5
Other	(10)	0
Balance at end of the period	4,064	4,150
Long-term debt and lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	3,361	3,212
Cash issuances	173	753
Repayments and dividends paid	(214)	(620)
New leases	1	16
Dividends declared	0	0
Foreign exchange impact	(39)	5
Other	(15)	(5)
Balance at end of the period	3,267	3,361
Exchangeable securities (Note 25)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	730	326
Cash issuances	0	400
Repayments and dividends paid	0	0
New leases	0	0
Dividends declared	0	0
Foreign exchange impact	0	0
Other	5	4
Balance at end of the period	735	730
Dividends payable (common and preferred)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	59	37
Cash issuances	0	0
Repayments and dividends paid	(87)	(86)
New leases	0	0
Dividends declared	90	107
Foreign exchange impact	0	0
Other	0	1
Balance at end of the period	$ 62	$ 59